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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611


                            Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Value Fund
         Schedule of Investments  6/30/06 (unaudited)

Shares                                                    Value
         COMMON STOCKS - 93.6 %
         Energy - 8.1 %
         Integrated Oil & Gas - 7.1 %
2,639,170ConocoPhillips                                $172,944,810
349,400  Occidental Petroleum Corp.                     35,830,970
945,000  Suncor Energy, Inc.                            76,554,450
300,000  USX-Marathon Group, Inc.                       24,990,000
                                                       $310,320,230
         Oil & Gas Equipment & Services - 1.0 %
762,500  Technip *                                     $42,212,927
         Total Energy                                  $352,533,157
         Materials - 5.1 %
         Diversified Chemical - 4.0 %
4,510,000Dow Chemical Co.                              $176,025,300
         Diversified Metals & Mining - 1.1 %
842,700  Freeport-McMoRan Copper & Gold, Inc. (Class B)$46,694,007
         Total Materials                               $222,719,307
         Capital Goods - 7.8 %
         Aerospace & Defense - 1.6 %
1,078,600United Technologies Corp.                     $68,404,812
         Construction, Farm Machinery & Heavy Trucks - 3.3 %
1,744,000Deere & Co.                                   $145,606,560
         Industrial Conglomerates - 2.9 %
4,656,400Tyco International, Ltd.                      $128,051,000
         Total Capital Goods                           $342,062,372
         Media - 6.9 %
         Broadcasting & Cable TV - 6.9 %
3,822,800Clear Channel Communications, Inc.            $118,315,660
5,560,000Comcast Corp. *                                182,034,400
                                                       $300,350,060
         Total Media                                   $300,350,060
         Food, Beverage & Tobacco - 6.9 %
         Packaged Foods & Meats - 1.5 %
1,256,900General Mills, Inc.                           $64,931,454
         Soft Drinks - 1.8 %
1,295,000PepsiCo, Inc.                                 $77,751,800
         Tobacco - 3.6 %
2,150,000Altria Group, Inc.                            $157,874,500
         Total Food, Beverage & Tobacco                $300,557,754
         Household & Personal Products - 2.4 %
         Household Products - 2.4 %
1,674,900Kimberly-Clark Corp. *                        $103,341,330
         Total Household & Personal Products           $103,341,330
         Pharmaceuticals & Biotechnology - 8.9 %
         Pharmaceuticals - 8.9 %
4,975,500Bristol-Myers Squibb Co.                      $128,666,430
2,898,800Merck & Co., Inc.                              105,603,284
8,100,000Schering-Plough Corp.                          154,143,000
                                                       $388,412,714
         Total Pharmaceuticals & Biotechnology         $388,412,714
         Banks - 8.0 %
         Diversified Banks - 5.0 %
4,021,000Wachovia Corp.                                $217,455,680
         Thrifts & Mortgage Finance - 3.0 %
2,917,300Washington Mutual, Inc.                       $132,970,534
         Total Banks                                   $350,426,214
         Diversified Financials - 14.3 %
         Asset Management & Custody Banks - 0.5 %
2,231,500Amvescap Plc *                                $20,334,365
         Investment Banking & Brokerage - 4.2 %
363,000  Goldman Sachs Group, Inc.                     $54,606,090
1,832,100Merrill Lynch & Co., Inc.                      127,440,876
                                                       $182,046,966
         Diversified Financial Services - 9.6 %
4,337,800Bank of America Corp.                         $208,648,180
4,388,600Citigroup, Inc.                                211,706,064
                                                       $420,354,244
         Total Diversified Financials                  $622,735,575
         Insurance - 8.7 %
         Life & Health Insurance - 1.9 %
4,725,000UNUM Corp. (b)                                $85,664,250
         Multi-Line Insurance - 2.9 %
2,117,000American International Group, Inc.            $125,008,850
         Property & Casualty Insurance - 3.9 %
3,127,800Allstate Corp.                                $171,184,494
         Total Insurance                               $381,857,594
         Software & Services - 2.1 %
         Data Processing & Outsourced Services - 2.1 %
2,075,000First Data Corp.                              $93,458,000
         Total Software & Services                     $93,458,000
         Technology Hardware & Equipment - 2.9 %
         Communications Equipment - 1.5 %
3,100,000Nokia Corp. (A.D.R.) *                        $62,806,000
         Computer Hardware - 1.4 %
2,535,800Dell, Inc. *                                  $61,898,878
         Total Technology Hardware & Equipment         $124,704,878
         Telecommunication Services - 4.4 %
         Integrated Telecommunication Services - 2.2 %
2,899,900Verizon Communications, Inc.                  $97,117,651
         Wireless Telecommunication Services - 2.2 %
4,768,559Sprint Nextel Corp.                           $95,323,494
         Total Telecommunication Services              $192,441,145
         Utilities - 7.2 %
         Electric Utilities - 4.1 %
1,520,000Edison International                          $59,280,000
597,100  Exelon Corp.                                   33,933,193
1,600,000Firstenergy Corp.                              86,736,000
                                                       $179,949,193
         Independent Power Producer & Energy Traders - 3.1 %
2,230,000TXU Corp.                                     $133,331,700
         Total Utilities                               $313,280,893
         TOTAL COMMON STOCKS
         (Cost   $3,452,748,153)                       $4,088,880,993

Principal
Amount
         TEMPORARY CASH INVESTMENT - 6.9 %
          Repurchase Agreement - 6.9 %
301,800,000 UBS Warburg, Inc., 4.40%, dated 6/30/06, repurchase price of $301,800,000 plus accrued interest on 7/3/06, collateralized by $147,242,000 U.S. Treasury Bill, 5.125%, 6/30/08 and $168,135,000 U.S. Treasury Bill, 3.375%, 9/15/06
                                                       $301,800,000
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost   $301,800,000)                         $301,800,000
         TOTAL INVESTMENT IN SECURITIES - 100.5%
         (Cost  $3,754,548,153)(a)                     $4,390,680,993

         OTHER ASSETS AND LIABILITIES - (0.5)%         $(22,796,772)

         TOTAL NET ASSETS - 100.0%                     $4,367,884,221

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $3,765,978,402 was as follows:

         Aggregate gross unrealized gain for all investments in
         which there is an excess of value over tax cos$  697,503,063

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(72,800,472)

         Net unrealized gain                           $624,702,591

(b)      At June 30, 2006, the following securities were out on loan:
Shares                      Security                      Value
673,873  Freeport-McMoRan Copper & Gold, Inc. (Class B)  $ 37,339,303
425,900  UNUM Corp.                                           7,721,567
         Total                                           $ 45,060,870




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 30, 2006

* Print the name and title of each signing officer under his or her signature.